Cash flow information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Cash flow information
Net income / (loss)		$ 60,986,000,000		$ 75,222,000,000	$ (132,885,000,000)
Profit for the period from discontinued operations		0		0	31,545,000,000
Adjustments for:
Income tax		(64,517,000,000)		5,971,000,000	76,617,000,000
Amortization and depreciation		1,900,000,000		2,007,000,000	2,266,000,000
Net gain / (loss) from fair value adjustment of investment properties		49,145,000,000		(29,427,000,000)	27,469,000,000
Loss from disposal of property, plant and equipment		684	$ 0		0
Impairment of others assets	$ 34			0	0
Realization of currency translation adjustment		(423)	0		0
Gain from disposal of associates		0		0	(132,000,000)
Financial results, net		(19,307,000,000)		(30,824,000,000)	(23,372,000,000)
Gain from disposal of trading properties		(2,991)	$ 0		0
Provisions and allowances		16,611,000,000		3,364,000,000	3,982,000,000
Share of (profit) /loss of associates and joint ventures		(2,622,000,000)		764,000,000	15,483,000,000
Changes in operating assets and liabilities:
Decrease in inventories		(62,000,000)		(15,000,000)	93,000,000
Decrease in trading properties		92,000,000		192,000,000	(99,000,000)
Decrease / (Increase) in trade and other receivables		(704,000,000)		(67,000,000)	5,353,000,000
Decrease in trade and other payables		(291,000,000)		1,345,000,000	(11,971,000,000)
Increase / (decrease) in salaries and social security liabilities		920,000,000		67,000,000	188,000,000
Decrease in provisions		(67,000,000)		(209,000,000)	(379,000,000)
Net cash (used in) / generated by continuing operating activities before income tax paid		39,388,000,000		28,390,000,000	(5,842,000,000)
Net cash generated by discontinued operating activities before income tax paid		0		0	12,023,000,000
Net cash generated by operating activities before income tax paid		$ 39,388,000,000		$ 28,390,000,000	$ 6,181,000,000